UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Government Portfolio
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Government Portfolio for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Government Portfolio	$1	0.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,658,603,665
Total Number of Portfolio Holdings	104
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-masterfunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Government Portfolio	PAGE 1	98068-SHTSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Schedule of Investments (unaudited)
February 28, 2026
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 94.0%
U.S. Government Agencies — 31.1%
Federal Farm Credit Bank (FFCB) (SOFR + 0.025%)	3.695%	3/2/26	$25,000,000	$25,000,000 (a)
Federal Farm Credit Bank (FFCB)	4.500%	3/2/26	5,780,000	5,780,066
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.120%)	3.760%	3/6/26	155,000,000	154,999,986 (a)
Federal Farm Credit Bank (FFCB)	0.680%	3/9/26	28,400,000	28,381,617
Federal Farm Credit Bank (FFCB)	4.750%	3/9/26	29,596,000	29,600,328
Federal Farm Credit Bank (FFCB) (SOFR + 0.110%)	3.790%	3/11/26	73,450,000	73,450,001 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.025%)	3.725%	3/18/26	125,000,000	125,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	3.765%	3/20/26	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.060%)	3.690%	3/24/26	5,582,000	5,581,924 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.030%)	3.720%	4/17/26	93,902,000	93,901,285 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	3.760%	5/7/26	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.055%)	3.735%	5/8/26	35,000,000	35,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.120%)	3.800%	5/8/26	9,280,000	9,280,243 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	3.770%	5/14/26	369,875,000	369,881,898 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	3.765%	5/15/26	120,000,000	120,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	3.770%	5/21/26	78,780,000	78,783,348 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.070%)	3.750%	5/22/26	17,790,000	17,790,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	3.710%	5/28/26	25,007,000	25,005,593 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.035%)	3.715%	6/9/26	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.040%)	3.720%	6/9/26	75,000,000	75,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	3.710%	6/12/26	31,662,000	31,662,496 (a)
See Notes to Financial Statements.
Government Portfolio 2026 Semi-Annual Report

0

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (SOFR + 0.040%)	3.720%	6/12/26	$32,770,000	$32,770,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.990%)	3.760%	6/18/26	6,352,000	6,353,083 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	3.780%	6/18/26	15,000,000	15,000,385 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	3.810%	7/2/26	7,800,000	7,800,758 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.045%)	3.705%	7/15/26	25,000,000	25,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	3.770%	7/28/26	90,000,000	90,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	3.765%	8/7/26	72,660,000	72,663,624 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.070%)	3.750%	8/12/26	70,000,000	70,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	3.770%	8/17/26	30,000,000	30,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.050%)	3.730%	8/18/26	80,000,000	80,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.140%)	3.820%	8/26/26	3,147,000	3,148,371 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	3.810%	8/28/26	7,000,000	7,001,328 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.060%)	3.740%	9/4/26	10,000,000	10,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.060%)	3.740%	9/4/26	70,000,000	70,000,000 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.070%)	3.710%	9/8/26	13,000,000	13,000,812 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.125%)	3.805%	9/8/26	4,230,000	4,231,389 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.050%)	3.690%	9/17/26	70,000,000	70,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.065%)	3.745%	9/18/26	65,000,000	65,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.125%)	3.805%	9/21/26	2,330,000	2,330,878 (a)
See Notes to Financial Statements.

Government Portfolio 2026 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (SOFR + 0.140%)	3.820%	10/9/26	$2,500,000	$2,501,163 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.070%)	3.750%	10/13/26	45,000,000	45,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.135%)	3.815%	10/15/26	88,000,000	88,033,898 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.100%)	3.650%	11/24/26	75,500,000	75,462,724 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.130%)	3.770%	11/24/26	59,660,000	59,660,669 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	3.760%	12/2/26	155,000,000	155,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.075%)	3.755%	12/8/26	165,000,000	165,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	3.670%	12/18/26	33,200,000	33,187,544 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	3.760%	12/22/26	130,000,000	130,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	3.670%	1/11/27	200,000,000	200,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	3.770%	1/12/27	65,000,000	65,000,000 (a)
Federal Farm Credit Bank (FFCB)	0.680%	1/13/27	6,905,000	6,735,471
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	3.770%	2/19/27	55,000,000	55,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.055%)	3.695%	2/26/27	45,000,000	45,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	3.760%	3/11/27	110,000,000	109,985,118 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.060%)	3.690%	3/23/27	75,000,000	75,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.070%)	3.750%	4/1/27	8,400,000	8,400,959 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.035%)	3.715%	5/27/27	149,680,000	149,680,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.050%)	3.730%	6/3/27	35,000,000	35,000,000 (a)(b)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	3.710%	6/9/27	100,000,000	100,000,000 (a)
See Notes to Financial Statements.
Government Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.120%)	3.760%	6/9/27	$25,000,000	$25,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.010%)	3.740%	7/8/27	250,000,000	250,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.115%)	3.795%	11/12/27	2,900,000	2,901,685 (a)
Federal Farm Credit Bank (FFCB), Discount Notes	3.568%	3/12/26	160,000,000	159,815,689 (c)
Federal Farm Credit Bank (FFCB), Discount Notes	3.611%	3/25/26	210,000,000	209,490,400 (c)
Federal Farm Credit Bank (FFCB), Discount Notes	3.788%	5/6/26	44,650,000	44,346,306 (c)
Federal Farm Credit Bank (FFCB), Discount Notes	3.794%	5/12/26	80,000,000	79,406,400 (c)
Federal Farm Credit Bank (FFCB), Discount Notes	3.664%	8/20/26	35,000,000	34,408,033 (c)
Federal Home Loan Bank (FHLB)	4.500%	3/13/26	10,000,000	10,000,649
Federal Home Loan Bank (FHLB) (SOFR - 0.005%)	3.675%	3/25/26	200,000,000	199,997,211 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	3.790%	4/7/26	6,830,000	6,830,204 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	3.790%	4/10/26	81,000,000	80,998,403 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.100%)	3.780%	4/22/26	50,000,000	50,004,358 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.120%)	3.800%	5/15/26	75,000,000	75,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.040%)	3.720%	6/15/26	147,770,000	147,770,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	3.770%	7/24/26	100,000,000	100,003,765 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.100%)	3.780%	10/16/26	150,000,000	150,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.085%)	3.765%	11/6/26	164,680,000	164,680,536 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.080%)	3.760%	12/4/26	200,000,000	200,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.080%)	3.760%	12/8/26	100,000,000	100,000,000 (a)
Federal Home Loan Bank (FHLB)	1.700%	1/28/27	69,245,000	68,097,219
See Notes to Financial Statements.

Government Portfolio 2026 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (SOFR + 0.065%)	3.745%	3/25/27	$2,600,000	$2,599,818 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.120%)	3.800%	4/9/27	2,700,000	2,701,300 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.095%)	3.775%	5/10/27	100,000,000	100,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.095%)	3.775%	6/17/27	2,000,000	2,000,343 (a)
Federal Home Loan Bank (FHLB), Discount Notes	3.589%	3/13/26	200,000,000	199,749,000 (c)
Federal Home Loan Bank (FHLB), Discount Notes	3.687%	3/20/26	54,000,000	53,892,983 (c)
Federal Home Loan Bank (FHLB), Discount Notes	3.706%	3/25/26	153,892,000	153,508,951 (c)
Federal Home Loan Bank (FHLB), Discount Notes	3.761%	4/10/26	175,685,000	174,957,859 (c)
Federal Home Loan Bank (FHLB), Discount Notes	3.703%	5/1/26	194,300,000	193,103,762 (c)
Federal Home Loan Bank (FHLB), Discount Notes	3.808%	5/15/26	120,726,000	119,790,181 (c)
Federal Home Loan Bank (FHLB), Discount Notes	3.658%	7/31/26	16,547,000	16,299,678 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.110%)	3.790%	3/5/26	94,300,000	94,300,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.115%)	3.795%	4/2/26	97,400,000	97,400,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.110%)	3.790%	5/7/26	73,000,000	73,000,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.140%)	3.820%	10/16/26	75,027,000	75,059,921 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.080%)	3.760%	1/8/27	537,200,000	537,202,437 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.125%)	3.805%	4/23/27	153,000,000	153,024,079 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.095%)	3.775%	5/5/27	338,900,000	338,983,128 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.140%)	3.820%	9/22/27	125,000,000	125,000,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.140%)	3.820%	10/6/27	227,600,000	227,602,015 (a)
See Notes to Financial Statements.
Government Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.902%	3/2/26	$111,788,000	$111,776,459 (c)
Federal National Mortgage Association (FNMA) (SOFR + 0.120%)	3.800%	7/29/26	75,000,000	75,000,000 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.135%)	3.815%	8/21/26	216,980,000	216,991,398 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	3.820%	9/11/26	87,460,000	87,460,765 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	3.820%	10/23/26	68,900,000	68,901,344 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	3.820%	11/20/26	306,681,000	306,789,361 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	3.820%	12/11/26	184,320,000	184,362,055 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.260%)	3.940%	11/5/27	61,000,000	61,185,438 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.090%)	3.770%	2/2/28	92,000,000	92,000,000 (a)

Total U.S. Government Agencies				9,835,440,092
U.S. Treasury Notes — 13.3%
U.S. Treasury Notes	0.750%	3/31/26	133,000,000	132,633,483
U.S. Treasury Notes	4.500%	3/31/26	44,000,000	44,011,091
U.S. Treasury Notes	0.750%	4/30/26	382,190,000	380,102,578
U.S. Treasury Notes	4.875%	4/30/26	212,000,000	212,326,917
U.S. Treasury Notes	0.875%	6/30/26	273,000,000	270,078,685
U.S. Treasury Notes	4.625%	6/30/26	317,000,000	317,648,352
U.S. Treasury Notes	4.500%	7/15/26	145,000,000	145,343,597
U.S. Treasury Notes	1.875%	7/31/26	319,440,000	317,017,143
U.S. Treasury Notes	4.375%	7/31/26	356,500,000	357,045,870
U.S. Treasury Notes	0.750%	8/31/26	97,000,000	95,601,654
U.S. Treasury Notes	3.750%	8/31/26	100,000,000	100,030,004
U.S. Treasury Notes	3.500%	9/30/26	200,000,000	199,779,784
U.S. Treasury Notes	1.250%	11/30/26	93,650,000	91,963,180
U.S. Treasury Notes	1.625%	11/30/26	92,000,000	90,685,026
U.S. Treasury Notes	4.250%	11/30/26	192,170,000	193,118,491
U.S. Treasury Notes	1.250%	12/31/26	152,500,000	149,673,363
U.S. Treasury Notes	1.750%	12/31/26	89,700,000	88,407,645
U.S. Treasury Notes	4.250%	12/31/26	151,700,000	152,561,258
U.S. Treasury Notes	4.000%	1/15/27	432,000,000	433,621,876
U.S. Treasury Notes	4.125%	1/31/27	94,750,000	95,200,293
See Notes to Financial Statements.

Government Portfolio 2026 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes	1.125%	2/28/27	$61,000,000	$59,565,683
U.S. Treasury Notes	1.875%	2/28/27	125,000,000	122,949,532
U.S. Treasury Notes	4.125%	2/28/27	62,000,000	62,337,791
U.S. Treasury Notes	4.250%	3/15/27	91,000,000	91,665,129

Total U.S. Treasury Notes				4,203,368,425
U.S. Treasury Bills — 6.3%
U.S. Treasury Bills	2.587%	3/3/26	127,000,000	126,973,344 (c)
U.S. Treasury Bills	3.077%	3/5/26	200,000,000	199,917,000 (c)
U.S. Treasury Bills	3.558%	3/17/26	135,000,000	134,780,333 (c)
U.S. Treasury Bills	3.693%	3/24/26	100,000,000	99,761,854 (c)
U.S. Treasury Bills	3.744%	3/31/26	104,700,000	104,373,685 (c)
U.S. Treasury Bills	3.650%	4/2/26	140,000,000	139,547,022 (c)
U.S. Treasury Bills	3.655%	4/7/26	200,000,000	199,253,833 (c)
U.S. Treasury Bills	3.728%	4/9/26	200,000,000	199,199,417 (c)
U.S. Treasury Bills	3.672%	4/14/26	200,000,000	199,112,667 (c)
U.S. Treasury Bills	3.685%	4/21/26	350,000,000	348,200,124 (c)
U.S. Treasury Bills	3.722%	4/23/26	100,000,000	99,460,798 (c)
U.S. Treasury Bills	3.565%	4/28/26	100,000,000	99,435,333 (c)
U.S. Treasury Bills	3.765%	5/28/26	55,000,000	54,506,589 (c)

Total U.S. Treasury Bills				2,004,521,999
Repurchase Agreements — 43.3%
Bank of Montreal tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $200,061,000; (Fully collateralized by U.S. government obligations, 1.517% to 6.000% due 4/25/32 to 3/25/56; Market value — $210,000,000)	3.660%	3/2/26	200,000,000	200,000,000
Bank of Montreal tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $250,076,458; (Fully collateralized by U.S. government obligations, 1.500% to 6.000% due 11/1/31 to 3/1/56; Market value — $255,000,000)	3.670%	3/2/26	250,000,000	250,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $800,244,667; (Fully collateralized by U.S. government obligations, 0.000% to 7.500% due 9/1/33 to 4/20/65; Market value — $821,682,846)	3.670%	3/2/26	800,000,000	800,000,000
See Notes to Financial Statements.
Government Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
BofA Securities Inc. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $200,061,167; (Fully collateralized by U.S. government obligations, 2.125% to 2.250% due 3/31/26 to 2/15/41; Market value — $204,000,075)	3.670%	3/2/26	$200,000,000	$200,000,000
BofA Securities Inc. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $500,153,333; (Fully collateralized by U.S. government obligations, 1.500% to 7.500% due 12/20/26 to 2/1/56; Market value — $510,000,001)	3.680%	3/2/26	500,000,000	500,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 1/29/26; Proceeds at maturity — $200,996,333; (Fully collateralized by U.S. government obligations, 0.000% to 4.625% due 4/23/26 to 11/15/54; Market value — $204,663,719)	3.660%	3/19/26	200,000,000	200,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 2/27/26; Proceeds at maturity — $355,108,275; (Fully collateralized by U.S. government obligations, 0.000% to 4.750% due 3/10/26 to 2/15/56; Market value — $362,210,469)	3.660%	3/2/26	355,000,000	355,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 2/27/26; Proceeds at maturity — $200,061,167; (Fully collateralized by U.S. government obligations, 0.125% to 6.500% due 6/30/26 to 2/1/56; Market value — $204,062,390)	3.670%	3/2/26	200,000,000	200,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $350,106,750; (Fully collateralized by U.S. government obligations, 0.875% to 4.250% due 6/30/28 to 8/15/53; Market value — $357,000,006)	3.660%	3/2/26	350,000,000	350,000,000
See Notes to Financial Statements.

Government Portfolio 2026 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Credit Agricole SA tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $800,244,667; (Fully collateralized by U.S. government obligations, 0.000% to 7.500% due 4/21/26 to 5/20/75; Market value — $816,000,058)	3.670%	3/2/26	$800,000,000	$800,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $225,065,625; (Fully collateralized by U.S. government obligations, 2.000% due 11/15/26; Market value — $229,500,000)	3.500%	3/2/26	225,000,000	225,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $600,183,000; (Fully collateralized by U.S. government obligations, 0.125% to 3.375% due 4/15/26 to 11/30/27; Market value — $612,000,070)	3.660%	3/2/26	600,000,000	600,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $990,301,950; (Fully collateralized by U.S. government obligations, 0.000% to 4.125% due 3/5/26 to 10/31/29; Market value — $1,009,800,091)	3.660%	3/2/26	990,000,000	990,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $800,244,000; (Fully collateralized by U.S. government obligations, 3.875% due 8/31/32; Market value — $816,000,000)	3.660%	3/2/26	800,000,000	800,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $1,205,368,529; (Fully collateralized by U.S. government obligations, 1.375% to 4.250% due 3/31/27 to 8/15/54; Market value — $1,229,100,110)	3.670%	3/2/26	1,205,000,000	1,205,000,000
See Notes to Financial Statements.
Government Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
ING Financial Markets LLC tri-party repurchase agreement dated 1/29/26; Proceeds at maturity — $502,531,667; (Fully collateralized by U.S. government obligations, 3.500% to 6.500% due 8/1/30 to 12/1/55; Market value — $510,000,000)	3.720%	3/19/26	$500,000,000	$500,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $100,030,000; (Fully collateralized by U.S. government obligations, 0.750% to 4.625% due 6/15/27 to 7/15/28; Market value — $102,000,367)	3.600%	3/2/26	100,000,000	100,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $35,010,529; (Fully collateralized by U.S. government obligations, 3.000% to 6.694% due 8/1/30 to 7/1/56; Market value — $35,700,000)	3.610%	3/2/26	35,000,000	35,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $100,030,583; (Fully collateralized by U.S. government obligations, 3.000% to 5.500% due 8/1/30 to 7/1/56; Market value — $102,000,000)	3.670%	3/2/26	100,000,000	100,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $120,036,600; (Fully collateralized by U.S. government obligations, 0.000% due 11/15/26; Market value — $122,437,370)	3.660%	3/2/26	120,000,000	120,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $550,168,208; (Fully collateralized by U.S. government obligations, 1.500% to 9.000% due 11/1/30 to 3/1/56; Market value — $561,171,573)	3.670%	3/2/26	550,000,000	550,000,000
See Notes to Financial Statements.

Government Portfolio 2026 Semi-Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Mizuho Securities USA LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $100,030,500; (Fully collateralized by U.S. government obligations, 3.750% to 4.375% due 11/30/28 to 1/31/31; Market value — $102,031,163)	3.660%	3/2/26	$100,000,000	$100,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $500,152,917; (Fully collateralized by U.S. government obligations, 0.000% to 4.750% due 4/16/26 to 8/15/54; Market value — $510,000,046)	3.670%	3/2/26	500,000,000	500,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $300,092,000; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 6/1/26 to 1/1/56; Market value — $306,000,000)	3.680%	3/2/26	300,000,000	300,000,000
Nomura Securities International Inc. tri- party repurchase agreement dated 2/27/26; Proceeds at maturity — $1,000,305,833; (Fully collateralized by U.S. government obligations, 2.500% to 7.500% due 10/1/35 to 12/1/61; Market value — $1,020,312,131)	3.670%	3/2/26	1,000,000,000	1,000,000,000
Societe Generale NY tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $800,244,667; (Fully collateralized by U.S. government obligations, 5.000% to 6.000% due 5/20/55 to 2/20/56; Market value — $816,000,001)	3.670%	3/2/26	800,000,000	800,000,000
TD Securities LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $278,998,301; (Fully collateralized by U.S. government obligations, 3.625% to 3.875% due 3/31/28 to 8/15/33; Market value — $284,491,345)	3.670%	3/2/26	278,913,000	278,913,000
See Notes to Financial Statements.
Government Portfolio 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
TD Securities LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $300,092,000; (Fully collateralized by U.S. government obligations, 2.500% to 5.000% due 11/20/51 to 7/1/52; Market value — $312,912,574)	3.680%	3/2/26	$300,000,000	$300,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 2/27/26; Proceeds at maturity — $850,259,958; (Fully collateralized by U.S. government obligations, 2.500% to 6.500% due 11/1/35 to 1/1/56; Market value — $867,000,001)	3.670%	3/2/26	850,000,000	850,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 2/5/26; Proceeds at maturity — $201,845,000; (Fully collateralized by U.S. government obligations, 0.000% to 4.946% due 3/13/26 to 9/10/32; Market value — $204,002,231)	3.690%	5/6/26	200,000,000	200,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 2/6/26; Proceeds at maturity — $302,736,750; (Fully collateralized by U.S. government obligations, 2.375% to 4.875% due 3/13/26 to 9/10/32; Market value — $306,000,253)	3.690%	5/6/26	300,000,000	300,000,000

Total Repurchase Agreements				13,708,913,000
Total Investments — 94.0% (Cost — $29,752,243,516#)				29,752,243,516
Other Assets in Excess of Liabilities — 6.0%				1,906,360,149
Total Net Assets — 100.0%				$31,658,603,665

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Government Portfolio 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2026

Assets:
Investments, at value	$16,043,330,516
Repurchase agreements, at value	13,708,913,000
Cash	1,681,427,887
Receivable for securities sold	280,530,000
Interest receivable	79,185,209
Prepaid expenses	21,500
Total Assets	31,793,408,112
Liabilities:
Payable for securities purchased	134,435,333
Accrued expenses	369,114
Total Liabilities	134,804,447
Total Net Assets	$31,658,603,665
Represented by:
Paid-in capital	$31,658,603,665
See Notes to Financial Statements.
Government Portfolio 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Interest	$647,418,863
Expenses:
Investment management fee (Note 2)	16,195,427
Trustees’ fees	426,218
Fund accounting fees	160,416
Legal fees	142,608
Custody fees	41,033
Audit and tax fees	17,366
Miscellaneous expenses	56,201
Total Expenses	17,039,269
Less: Fee waivers and/or expense reimbursements (Note 2)	(16,195,427)
Net Expenses	843,842
Net Investment Income	646,575,021
Net Realized Gain on Investments	414,499
Increase in Net Assets From Operations	$646,989,520
See Notes to Financial Statements.

Government Portfolio 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2026 (unaudited) and the Year Ended August 31, 2025	2026	2025
Operations:
Net investment income	$646,575,021	$1,231,650,684
Net realized gain	414,499	740,660
Increase in Net Assets From Operations	646,989,520	1,232,391,344
Capital Transactions:
Proceeds from contributions	126,727,639,035	198,688,063,786
Value of withdrawals	(128,690,238,225)	(195,377,981,914)
Increase (Decrease) in Net Assets From Capital Transactions	(1,962,599,190)	3,310,081,872
Increase (Decrease) in Net Assets	(1,315,609,670)	4,542,473,216
Net Assets:
Beginning of period	32,974,213,335	28,431,740,119
End of period	$31,658,603,665	$32,974,213,335
See Notes to Financial Statements.
Government Portfolio 2026 Semi-Annual Report

Financial Highlights

For the years ended August 31, unless otherwise noted:
	2026[1]	2025	2024	2023	2022	2021
Net assets, end of period (millions)	$31,659	$32,974	$28,432	$20,384	$13,797	$18,484
Total return[2]	1.99%	4.64%	5.55%	4.52%	0.55%	0.10%
Ratios to average net assets:
Gross expenses	0.11%[3]	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01 [3]	0.01	0.01	0.01	0.01	0.01
Net investment income	3.99 [3]	4.53	5.39	4.51	0.49	0.10

[1]	For the six months ended February 28, 2026 (unaudited).
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.
[4]
The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.
Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Government Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio. At February 28, 2026, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Government Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$29,752,243,516	—	$29,752,243,516

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and

Government Portfolio 2026 Semi-Annual Report

delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.
(e) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.
(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be  managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser.
Government Portfolio 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.
As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $16,195,427.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Derivative instruments and hedging activities
During the six months ended February 28, 2026, the Portfolio did not invest in derivative instruments.
4. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.

Government Portfolio 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Government Portfolio

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 27, 2026